Note 15 - Regulatory Matters (Details Textual) - USD ($) $ in Thousands																1 Months Ended			3 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Nov. 18, 2022	Oct. 26, 2022	Oct. 07, 2022	Oct. 05, 2022	Sep. 14, 2022	Apr. 22, 2022	Apr. 21, 2022	Jan. 18, 2022	Jan. 01, 2022	Dec. 29, 2021	Dec. 23, 2021	Oct. 26, 2021	Aug. 23, 2021	Aug. 30, 2019	Oct. 01, 2018	Sep. 30, 2022	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 13, 2022	Jul. 12, 2022	Feb. 23, 2022
Customer Share																75.00%								75.00%
Regulatory Asset, Current																$ 355,400								$ 355,400	$ 306,500
Utilities Operating Expense, Gas and Petroleum Purchased																								923,900	946,300	$ 696,100
Spire S T L Pipeline L L C [Member]
Asset Impairment Charges, Total																				$ 270,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																1,300,000								1,300,000
Missouri Public Service Commission [Member]
Accrued Pension Assets Added to Prepaid Pension Asset																$ 9,000								9,000
Public Utilities, Approved Rate, Increase Decrease Annualized Revenue														$ 300
Missouri Public Service Commission [Member] | Infrastructure System Replacement Surcharge [Member]
Public Utilities, Requested Rate Increase (Decrease), Amount											$ 47,300
Alabama Public Service Commission [Member] | Enhanced Stability Reserve [Member]
Utilities Operating Expense Maintenance and Operations Self Insurance Cost Deferred Amount																								1,000
Utilities Operating Expense Maintenance and Operations Self Insurance Cost Single Force Majeure Event Deferred Amount																								300
Utilities Operating Expense Maintenance and Operations Self Insurance Cost Multiple Force Majeure Events Deferred Amount																								400
Regulated Operating Revenue Variances Amount																								$ 400
Regulated Operations Enhanced Stability Reserve Term (Year)																								9 years
Regulated Operations Enhanced Stability Reserve Underfunded Balances Amortization Term (Year)																								5 years
Regulated Operations, Enhanced Stability Reserve, Unfunded Balances, Amortization, Annual Limitation																								$ 700
Spire Missouri [Member]
Customer Share																25.00%								25.00%
Regulatory Asset, Current																$ 288,100								$ 288,100	276,300
Utilities Operating Expense, Gas and Petroleum Purchased																	$ 195,800							587,000	786,800	515,800
Public Utilities, Reduced Revenue Accounts Receivable Cost Of Gas and Regulatory Liabilities																			$ 150,000
Utilities Operating, Due From Other Parties																			$ 42,000
Public Utilities Approved Percentages of Excess Natural Gas Supply and Capacity To Retain																	25.00%
Public Utilities Approved Percentages of Excess Natural Gas Supply and Capacity to Customers																	75.00%
Regulated Operating Revenue, Gas																	$ 100,000
Equity and Debt Financing, Authority Pending Approval																													$ 800,000
Spire Missouri [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																575,000								575,000
Spire Missouri [Member] | Infrastructure System Replacement Surcharge [Member]
Loss Contingency Accrual, Provision																										12,200
Regulated Operating Revenue, Pipelines																					$ 11,900	$ 11,300
Regulated Incremental Annual Revenue From Settlement							$ 8,500
Spire Missouri [Member] | Infrastructure System Replacement Surcharge [Member] | Subsequent Event [Member]
Regulated Incremental Annual Revenue From Settlement				$ 10,500
Regulated Operating Revenue, Total				$ 19,000
Spire Missouri [Member] | Missouri Public Service Commission [Member]
Public Utilities, Approved Rate Increase (Decrease), Amount											72,200
Public Utilities, Requested Rate Increase (Decrease), Amount											$ 24,900
Public Utilities, Deferred Amount Under Order Authorizing Accounting Treatment																42,800								42,800
Deferred Amount in Accordance With New Capitalization Rates																19,000								19,000
Public Utilities, Deferred Amount Prudent Costs in Excess of Capitalization Rates																18,800								18,800
Deferred Amount, Prudent Costs Related To I S R S Settlement																5,000								5,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount																								151,900
Spire Missouri [Member] | Missouri Public Service Commission [Member] | Forecast [Member]
Public Utilities, Pending, New Base Rate Revenue Authorized	$ 78,000
Spire Missouri [Member] | Missouri Public Service Commission [Member] | Subsequent Event [Member]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount			$ 71,000
Spire Missouri [Member] | Missouri Public Service Commission [Member] | Accounting Authority Order [Member]
Regulatory Asset, Current																6,200								6,200
Spire Alabama Inc [Member]
Regulatory Asset, Current																$ 56,900								56,900	18,800
Utilities Operating Expense, Gas and Petroleum Purchased																								$ 161,500	145,300	$ 118,900
Public Utilities, Rate Increase Decrease Index Range Margin																1.50%								1.50%
Public Utilities, Approved Point of Test Giveback Under Rate Stabilization and Equalization																$ 2,200								$ 2,200	2,200
Spire Alabama Inc [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																275,000								275,000
Spire Alabama Inc [Member] | Revolving Credit Facility [Member] | Spire [Member]
Line of Credit Facility, Maximum Borrowing Capacity																									200,000			$ 275,000
Spire Alabama Inc [Member] | Maximum [Member] | Spire [Member]
Notes Receivable, Related Parties																$ 25,000								25,000				$ 25,000
Spire Alabama Inc [Member] | Alabama Public Service Commission [Member]
Public Utilities, Approved Rate Increase (Decrease), Amount									$ 5,300																8,800
Public Utilities, Requested Rate Increase (Decrease), Amount										$ 5,300														$ 17,200
Public Utilities Maximum Return on Equity Percentage of Prior Year Revenues																4.00%								4.00%
Public Utilities, Approved Return on Equity, Percentage															10.40%	9.70%
Public Utilities, Rate Increase Decrease Index Range Margin																0.10%								0.10%
Public Utilities, Equity Limitation as Percent of Total Capitalization																55.50%								55.50%
Public Utilities Approved Percentage of Excess Natural Gas Supply and Capacity To Retain						25.00%												25.00%
Public Utilities Approved Percentage of Excess Natural Gas Supply and Capacity to Customers																		75.00%
Public Utilities, Value From Capacity Release, Threshold						$ 1,600
Spire Alabama Inc [Member] | Alabama Public Service Commission [Member] | Maximum [Member]
Public Utilities, Approved Equity Capital Structure, Percentage															56.50%
Public Utilities, Approved Return on Equity, Percentage															10.65%	9.90%
Public Utilities, Average Common Equity Growth																6.00%
Long Term Debt, Approved Amount																											$ 175,000
Spire Alabama Inc [Member] | Alabama Public Service Commission [Member] | Minimum [Member]
Public Utilities, Approved Equity Capital Structure, Percentage															55.50%
Public Utilities, Approved Return on Equity, Percentage															10.15%	9.50%
Spire Gulf [Member]
Public Utilities, Approved Rate Increase (Decrease), Amount																								$ 1,700	2,300
Public Utilities, Approved Return on Equity, Percentage												9.95%												10.70%
Public Utilities, Rate Increase Decrease Index Range Margin																1.50%								1.50%
Utilities Operating Expense Maintenance and Operations Self Insurance Cost Single Force Majeure Event Deferred Amount																								$ 100
Utilities Operating Expense Maintenance and Operations Self Insurance Cost Multiple Force Majeure Events Deferred Amount																								150
Regulated Operating Revenue Variances Amount																								$ 100
Public Utilities, Approved Rate, Increase Decrease Annualized Revenue												$ 1,000
Public Utilities, Approved Rate, Net Income Benefit																									$ 1,600
Public Utilities, Approved Return on Equity, Pro-Rata, Percentage																								75.00%
Regulated Operations, Recovery of Incurred Costs, Percentage																								90.00%
Spire Gulf [Member] | Maximum [Member]
Public Utilities, Approved Return on Equity, Percentage																								10.95%
Spire Gulf [Member] | Minimum [Member]
Public Utilities, Approved Return on Equity, Percentage																								10.45%
Spire Gulf [Member] | Forecast [Member]
Public Utilities, Approved Return on Equity, Percentage																							9.95%
Spire Gulf [Member] | Forecast [Member] | Maximum [Member]
Public Utilities, Approved Return on Equity, Percentage																							10.30%
Spire Gulf [Member] | Forecast [Member] | Minimum [Member]
Public Utilities, Approved Return on Equity, Percentage																							9.70%
Spire Gulf [Member] | Subsequent Event [Member]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 3,500
Spire Gulf [Member] | Alabama Public Service Commission [Member] | Debt Issued on October 13, 2022 [Member]
Long Term Debt, Approved Amount																											$ 30,000
Spire [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																$ 450,000								$ 450,000
Spire [Member] | Alabama Public Service Commission [Member]
Line of Credit Facility, Maximum Borrowing Capacity																$ 75,000								$ 75,000
Spire Mississippi [Member]
Public Utilities, Approved Rate Increase (Decrease), Amount					$ 1,300
Public Utilities, Approved Return on Equity, Percentage																								10.03%
Public Utilities, Approved Rate, Increase Decrease Annualized Revenue								$ 800					$ 1,100
Public Utilities, Approved Return on Equity, Excess of Allowed Return, Percentage																								1.00%
Public Utilities, Approved Return on Equity Shortfall Percentage																								75.00%
Public Utilities, Approved Return On Equity, Excess, Percentage																								50.00%
Future Income Taxes Due From Customers and Pension and Other Postretirement Benefit Costs [Member]
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)																20 years								20 years
PGA Assets [Member]
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)																1 year								1 year
PGA Assets Due to Filing Adjustment Factors [Member]
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)																3 years								3 years
PGA Assets Not Earning A Return [Member]
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)																15 years								15 years